Organization and Business Purpose (Details) $ in Millions	May 14, 2021 USD ($) shareClass	Sep. 30, 2021 USD ($)
Class of Stock [Line Items]
Maximum public offering	$ 3,000
Number of share classes offered in transaction | shareClass	5
Public Offering
Class of Stock [Line Items]
Maximum public offering	$ 2,400
Distribution Reinvestment Plan
Class of Stock [Line Items]
Maximum public offering	$ 600
Private Offering | Class N Common Stock
Class of Stock [Line Items]
Maximum public offering		$ 500